Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - Yisheng Biopharma Holding Ltd (Hong Kong) [Member]	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Receivable Collected on Behalf of YS Group [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party				¥ 2,966,777
Repayment to YS Group [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party				¥ 33,055,610